Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 13. Subsequent Events

On July 29, 2022, the “Company and Andrew Hoyen (“Lender”), a director and executive officer of the Company, entered into a note modification agreement (the “Modification Agreement”) with respect to the Line of Credit Note and Agreement in the original principal sum of up to $100,000, dated July 18, 2017, issued by the Company to the Lender (the “Hoyen Note”). The Note and the Modification Agreement was approved by the disinterested members of the Company’s Board of Directors. The Modification Agreement extends the due date of the Note to July 31, 2023, on which date the current outstanding principal balance of $90,000 and accrued and unpaid interest will be due. Pursuant to the Modification Agreement, the Company agreed to repay to Lender $16,000 of the accrued interest on the Hoyen Note and off-set such repayment against the exercise on July 29, 2022 by Lender of certain options to acquire 5,334 shares of the Company’s common stock. The remaining accrued and unpaid interest on the Hoyen Note was $10,930 as of July 29, 2022. Except as set forth in the Modification Agreement, the terms of the Hoyen Note remain the same

On August 10, 2022, the Company received funding from a loan agreement with Stripe and Celtic Bank.  The loan amount was $139,400 plus a fixed fee of $11,152. The repayment amount of $150,522 will be repaid at a repayment rate of 25% of the Company’s receivables automatically withheld by Stripe.  There is no financing percentage.  The repayment start date is August 15, 2022, with a minimum payment amount of $16,728 over every 60-day period. The final repayment date is February 6, 2024, if total repayment amount is not paid as of that date.

NOTE 14. - SUBSEQUENT EVENTS

On January 31, 2022, the Company entered into a Stock Purchase Agreement (the “Agreement”), by and among the Company; the David A. Nelson, Jr. Living Trust (“Seller”); David A. Nelson, Jr. (the “Beneficiary” and, together with Seller, the “Seller Parties”); and Pratum, Inc., an Iowa corporation (the “Pratum”) and security services firm that helps clients solve challenges and find the right balance between information security, IT support, and compliance. Pratum is based in Ankeny, Iowa.

Pursuant to the Agreement, Company agreed to acquire all of the issued and outstanding equity securities of the Company from the Seller Parties (the “Acquisition”) for an aggregate purchase price of $8,500,000 (the “Acquisition Consideration”), subject to customary purchase price adjustments for, among other things, indebtedness of Pratum as of the closing. $8,000,000 of the Acquisition Consideration will be paid to the Seller Parties at closing and $500,000 of the Acquisition Consideration will be deposited at closing with an escrow agent to be held in escrow for a period of six months. The escrow amount may be used to account for indemnification claims and any post-closing adjustment of the Acquisition Consideration.

The Agreement contains customary representations, warranties and covenants by each of the parties, and contains indemnification provisions under which the parties have agreed, subject to certain limitations, to indemnify each other against losses resulting from certain liabilities.

The closing of the Acquisition is subject to customary conditions, including, among others, (i) receipt of any necessary regulatory approvals and licenses, (ii) the absence of any litigation or governmental order that restrains, prevents or materially alters the transactions contemplated by the Agreement, (iii) the accuracy of the parties’ representations and warranties contained in the Agreement remaining true as of closing (subject to certain qualifications), (iv) Pratum’s and the Seller Parties’ material compliance with the covenants and agreements in the Agreement, and (v) the Buyer obtaining sufficient debt or equity financing to fund the Acquisition Consideration. The Company expects the transaction to close in the first half of 2022.

The Agreement also contains customary pre-closing covenants, including the obligation of Pratum and the Seller Parties to cause Pratum to conduct its business in all material respects in the ordinary course and to refrain from taking certain specified actions without the written consent of the Company.

On March 28, 2022 the parties to the Pratum Agreement amended the agreement to extend the outside date for closing from March 31, 2022 to May 15, 2022.  Accordingly, the Pratum Agreement may be terminated under certain circumstances, including, among others if the Acquisition does not close by May 15, 2022. Additionally, either party may terminate the Agreement upon a breach by the other party of any representation, warranty, covenant or agreement made by such breaching party in the Agreement, such that the conditions related to the representations, warranties, covenants and agreements made by such breaching party would not be satisfied and such breach or condition is not curable or, if curable, is not cured 30 days after written notice of such breach.